DEBT AND CREDIT SOURCES (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Fair Value Measurement Inputs and Valuation Techniques
The significant inputs in the valuations models were as follows:

	Exchange Notes		Exchange Warrants
	As of
	December 31, 2024	June 20, 2024	September 12, 2024	June 20, 2024
Expected term (years)	3.08	3.57	3.38	3.57
Expected average volatility	100.00%	105.69%	124.00%	99.17%
Credit spread	28.70%	60.91%	N.A	N.A
Expected dividend yield	—%	—%	—%	—%
Risk-free rate	4.05%	4.32%	3.43%	4.19%
The significant inputs in the valuations models were as follows:

	As of
	December 31, 2024	June 20, 2024
Expected term (years)	4.71	5.16
Expected average volatility	100.00%	113.96%
Credit spread	28.70%	60.91%
Expected dividend yield	—%	—%
Risk-free rate	4.04%	4.27%
The significant inputs in the valuations models were as follows:

	New 1L Notes
	As of
	December 31, 2024	June 20, 2024
Expected term (years)	4.47	5.00
Expected average volatility	100.00%	113.96%
	28.70%	60.91%
Expected dividend yield	—%	—%
Risk-free rate	4.04%	4.27%

Interest Expense Disclosure
Interest expense arising from the Exchange Notes and the Green Convertible Notes that is recorded in the Consolidated Statements of Operation is as follows:

	Fiscal Year
(In thousands)	2024	2023	2022
Contractual interest expense	$8,205	$13,000	$13,000
Amortization of debt issuance costs and debt discount	3,571	3,434	3,434
Interest expense arising from the Existing 1L Notes that is recorded in the Consolidated Statements of Operation is as follows:

	Fiscal Year
(In thousands)	2024	2023	2022
Contractual interest expense	$16,025	$15,525	$5,822
Amortization of debt issuance costs and debt discount	5,201	3,514	1,230
Interest expense arising from the New 1L Notes that is recorded in the Consolidated Statements of Operation is as follows:

	Fiscal Year
(In thousands)	2024	2023	2022
Contractual interest expense	$3,169	$—	$—
Amortization of debt issuance costs and debt discount	2,141	—	—